Schedule of Warrants Outstanding by Exercise Price Range (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Warrants Outstanding and Exercisable	2,006,250	1,631,250
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Warrants Outstanding and Exercisable	375,000	1,500,000
Exercise Price Outstanding and Exercisable	$ 3.00	$ 4.00
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Warrants Outstanding and Exercisable	1,500,000	131,250
Exercise Price Outstanding and Exercisable	$ 4.00	$ 5.00
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Warrants Outstanding and Exercisable	131,250
Exercise Price Outstanding and Exercisable	$ 5.00